Fair Value, Assets and Liabilities Measured at Fair Value Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Securities available for sale [Abstract]
Total securities available for sale	$ 481,513	$ 407,713
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Securities available for sale [Abstract]
Total securities available for sale	0	0
Significant Other Observable Inputs (Level 2) [Member]
Securities available for sale [Abstract]
Total securities available for sale	481,513	407,713
Significant Unobservable Inputs (Level 3) [Member]
Securities available for sale [Abstract]
Total securities available for sale	0	0
Carrying Value [Member]
Securities available for sale [Abstract]
Total securities available for sale	481,513	407,713
Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Securities available for sale [Abstract]
U.S. government sponsored enterprises	0	0
State and political subdivisions	0	0
Mortgage backed securities and collateralized mortgage obligations - residential	0	0
Corporate bonds	0	0
Small Business Administration - guaranteed participation securities	0	0
Other	0	0
Total securities available for sale	0	0
Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Securities available for sale [Abstract]
U.S. government sponsored enterprises	118,187	59,179
State and political subdivisions	34	41
Mortgage backed securities and collateralized mortgage obligations - residential	260,316	270,798
Corporate bonds	81,346	45,337
Small Business Administration - guaranteed participation securities	20,977	31,674
Other	653	684
Total securities available for sale	481,513	407,713
Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Securities available for sale [Abstract]
U.S. government sponsored enterprises	0	0
State and political subdivisions	0	0
Mortgage backed securities and collateralized mortgage obligations - residential	0	0
Corporate bonds	0	0
Small Business Administration - guaranteed participation securities	0	0
Other	0	0
Total securities available for sale	0	0
Recurring [Member] | Carrying Value [Member]
Securities available for sale [Abstract]
U.S. government sponsored enterprises	118,187	59,179
State and political subdivisions	34	41
Mortgage backed securities and collateralized mortgage obligations - residential	260,316	270,798
Corporate bonds	81,346	45,337
Small Business Administration - guaranteed participation securities	20,977	31,674
Other	653	684
Total securities available for sale	$ 481,513	$ 407,713